UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Semi-Annual

Report

The Advisors’ Inner Circle Fund

April 30, 2018

Cambiar Opportunity Fund Cambiar SMID Fund Cambiar Small Cap Fund Cambiar International Equity Fund	Cambiar International Small Cap Fund Cambiar Global Equity Fund Cambiar Global Ultra Focus Fund

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.3%
United Parcel Service, Cl B	61,000	$6,923,500

AIRLINES — 2.3%
Delta Air Lines	135,000	7,049,700

AUTO COMPONENTS — 1.5%
Adient	77,000	4,719,330

BANKS — 10.2%
BB&T	115,000	6,072,000
Citigroup	132,000	9,011,640
Citizens Financial Group	170,000	7,053,300
Wells Fargo	180,000	9,352,800

		31,489,740

BEVERAGES — 4.8%
Coca-Cola	210,000	9,074,100
Molson Coors Brewing, Cl B	80,000	5,699,200

		14,773,300

BIOTECHNOLOGY — 2.8%
Biogen *	32,000	8,755,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER FINANCE — 4.3%
American Express	70,000	$6,912,500
Capital One Financial	70,000	6,343,400

		13,255,900

ELECTRICAL EQUIPMENT — 2.0%
Rockwell Automation	37,000	6,087,610

ENERGY & EQUIPMENT SERVICES — 2.8%
Halliburton	165,000	8,743,350

FOOD PRODUCTS — 6.4%
Archer-Daniels-Midland	200,000	9,076,000
TreeHouse Foods *	110,000	4,235,000
Tyson Foods, Cl A	89,000	6,238,900

		19,549,900

HEALTH CARE EQUIPMENT & SERVICES — 3.1%
Medtronic	120,000	9,615,600

HEALTH CARE TECHNOLOGY — 2.0%
Cerner *	105,000	6,116,250

INDUSTRIAL/MACHINERY — 2.0%
Ingersoll-Rand	72,000	6,040,080

INSURANCE — 4.6%
American International Group	170,000	9,520,000
MetLife	100,000	4,767,000

		14,287,000

INTERNET SOFTWARE & SERVICES — 8.9%
Alphabet, Cl A *	9,000	9,167,220
eBay *	240,000	9,091,200
Twitter *	300,000	9,093,000

		27,351,420

LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies	90,000	5,916,600

OIL, GAS & CONSUMABLE FUELS — 11.4%
EOG Resources	80,000	9,453,600
Noble Energy	200,000	6,766,000
Occidental Petroleum	125,000	9,657,500
Royal Dutch Shell ADR, Cl A	134,000	9,366,600

		35,243,700

PHARMACEUTICALS — 4.6%
Bristol-Myers Squibb	96,000	5,004,480
Johnson & Johnson	72,000	9,107,280

		14,111,760

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Invitation Homes	290,000	6,710,600

SEMI-CONDUCTORS & EQUIPMENT — 2.0%
QUALCOMM	120,000	6,121,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SOFTWARE — 6.1%
Oracle	200,000	$9,134,000
Symantec	350,000	9,726,500

		18,860,500

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.1%
HP	450,000	9,670,500

TOBACCO — 5.1%
British American Tobacco ADR	170,000	9,285,400
Philip Morris International	78,000	6,396,000

		15,681,400

WATER UTILITIES — 2.3%
American Water Works	80,000	6,926,400

TOTAL COMMON STOCK (Cost $262,820,522)		304,000,540

TOTAL INVESTMENTS — 98.7% (Cost $262,820,522)		$304,000,540

Percentages are based on Net Assets of $307,967,176.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.5%
Expeditors International of Washington	15,960	$1,019,206

AIRLINES — 2.5%
Alaska Air Group	15,700	1,019,401

BANKS — 13.5%
BankUnited	24,990	989,854
East West Bancorp	16,380	1,091,236
PacWest Bancorp	19,130	980,221
Umpqua Holdings	49,490	1,165,984
Zions Bancorporation	21,660	1,185,885

		5,413,180

BIOTECHNOLOGY — 2.5%
Incyte *	16,000	991,040

COMMUNICATIONS EQUIPMENT — 2.4%
ARRIS International *	35,520	959,040

CONTAINERS & PACKAGING — 2.5%
Ball	24,930	999,444

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
DISTRIBUTORS — 1.9%
LKQ *	25,010	$775,810

DIVERSIFIED CONSUMER SERVICES — 2.6%
H&R Block	38,570	1,066,461

ELECTRICAL EQUIPMENT — 2.1%
Hubbell, Cl B	8,050	836,073

ENERGY EQUIPMENT & SERVICES — 2.5%
RPC	56,075	1,009,911

FOOD PRODUCTS — 1.8%
TreeHouse Foods *	18,510	712,635

GAS UTILITIES — 2.8%
Atmos Energy	12,790	1,111,323

HEALTH CARE EQUIPMENT & SERVICES — 2.5%
Hologic *	26,020	1,009,316

HEALTH CARE TECHNOLOGY — 2.5%
Cotiviti Holdings *	29,280	1,011,331

HOTELS, RESTAURANTS & LEISURE — 2.2%
Norwegian Cruise Line Holdings *	16,590	887,067

INSURANCE — 5.2%
Arch Capital Group *	12,160	974,381
Axis Capital Holdings	18,730	1,099,451

		2,073,832

INTERNET SOFTWARE & SERVICES — 2.8%
Twitter *	36,820	1,116,014

IT SERVICES — 12.1%
Booz Allen Hamilton Holding, Cl A	24,570	973,709
Euronet Worldwide *	11,720	915,449
Leidos Holdings	17,180	1,103,472
MAXIMUS	14,030	948,849
Sabre	43,900	906,096

		4,847,575

LIFE SCIENCES TOOLS & SERVICES — 2.5%
QIAGEN *	30,410	994,711

OIL, GAS & CONSUMABLE FUELS — 4.8%
Cimarex Energy	8,920	897,263
RSP Permian *	21,060	1,044,786

		1,942,049

PROFESSIONAL SERVICES — 5.3%
Dun & Bradstreet	8,450	974,369
Robert Half International	19,230	1,168,223

		2,142,592

REAL ESTATE INVESTMENT TRUSTS — 7.6%
Invitation Homes	45,079	1,043,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — continued
MGM Growth Properties, Cl A	37,390	$1,045,798
National Retail Properties	25,120	955,565

		3,044,491

SPECIALTY RETAIL — 5.2%
Advance Auto Parts	9,680	1,107,876
Penske Automotive Group	21,410	965,591

		2,073,467

TRADING COMPANIES & DISTRIBUTORS — 2.4%
Air Lease, Cl A	23,460	978,047

WATER UTILITIES — 2.6%
Aqua America	30,180	1,060,827

TOTAL COMMON STOCK (Cost $33,992,559)		39,094,843

TOTAL INVESTMENTS — 97.3% (Cost $33,992,559)		$39,094,843

Percentages are based on Net Assets of $40,184,498.
*	Non-income producing security.

Cl	— Class

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value
AIR FREIGHT & LOGISTICS — 4.1%
Forward Air	66,000	$3,563,340
Hub Group, Cl A *	83,000	3,647,850

		7,211,190

AUTO COMPONENTS — 1.9%
Delphi Technologies	71,000	3,437,110

BANKS — 19.6%
Banner	62,000	3,558,800
Chemical Financial	69,000	3,787,410
First Midwest Bancorp	152,000	3,695,120
Hilltop Holdings	156,000	3,497,520
Hope Bancorp	214,000	3,700,060
LegacyTexas Financial Group	94,000	3,860,580
TCF Financial	182,000	4,519,060
Umpqua Holdings	151,000	3,557,560
United Community Banks	136,000	4,342,480

		34,518,590

CHEMICALS — 3.6%
Orion Engineered Carbons	128,000	3,430,400
Valvoline	148,000	3,001,440

		6,431,840

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 6.2%
Herman Miller	109,000	$3,346,300
Interface, Cl A	155,000	3,410,000
Ritchie Bros Auctioneers	128,000	4,189,440

		10,945,740

COMMUNICATIONS EQUIPMENT — 1.7%
ViaSat *	46,000	2,943,080

ELECTRIC UTILITIES — 4.4%
IDACORP	42,000	3,906,000
PNM Resources	99,000	3,925,350

		7,831,350

ELECTRICAL EQUIPMENT — 2.1%
EnerSys	53,000	3,633,680

ENERGY EQUIPMENT & SERVICES — 2.0%
RPC	193,720	3,488,897

HEALTH CARE EQUIPMENT & SERVICES — 2.0%
Natus Medical *	105,000	3,470,250

HEALTH CARE PROVIDER & SERVICES — 2.0%
Molina Healthcare *	42,400	3,529,800

HEALTH CARE TECHNOLOGY — 4.3%
athenahealth *	28,000	3,429,160
HMS Holdings *	228,000	4,106,280

		7,535,440

INSURANCE — 2.3%
Axis Capital Holdings	68,000	3,991,600

INTERNET SOFTWARE & SERVICES — 2.1%
Yelp, Cl A *	81,000	3,632,850

IT SERVICES — 4.6%
Conduent *	230,000	4,475,800
Travelport Worldwide	218,000	3,736,520

		8,212,320

LIFE SCIENCES TOOLS & SERVICES — 3.8%
Bruker	111,000	3,277,830
Cambrex *	65,000	3,441,750

		6,719,580

OIL, GAS & CONSUMABLE FUELS — 2.0%
Callon Petroleum *	259,000	3,602,690

PAPER & FOREST PRODUCTS — 2.0%
Schweitzer-Mauduit International	91,000	3,551,730

REAL ESTATE INVESTMENT TRUST — 4.6%
American Homes 4 Rent, Cl A	171,000	3,454,200
Americold Realty Trust	224,000	4,616,640

		8,070,840

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
Marcus & Millichap *	120,000	$4,099,200

SEMI-CONDUCTORS & EQUIPMENT — 3.5%
Rambus *	250,000	3,375,000
Xperi	125,000	2,750,000

		6,125,000

SOFTWARE — 2.1%
CommVault Systems *	54,000	3,777,300

SPECIALTY RETAIL — 5.0%
Group 1 Automotive	30,000	1,960,500
Murphy USA *	50,000	3,128,500
Penske Automotive Group	84,000	3,788,400

		8,877,400

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.0%
Diebold Nixdorf	163,000	2,502,050
Super Micro Computer *	159,000	2,814,300

		5,316,350

TRADING COMPANIES & DISTRIBUTORS — 3.6%
Aircastle	171,000	3,351,600
BMC Stock Holdings *	175,000	3,018,750

		6,370,350

WIRELESS TELECOMMUNICATIONS — 2.2%
Telephone & Data Systems	142,000	3,880,860

TOTAL COMMON STOCK (Cost $155,364,981)		171,205,037

TOTAL INVESTMENTS — 97.0% (Cost $155,364,981)		$171,205,037

Percentages are based on Net Assets of $176,417,736.
*	Non-income producing security.

Cl — Class

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
AUSTRALIA — 1.9%
BHP Billiton	3,696,000	$78,356,032

BRAZIL — 1.9%
Ambev	11,792,895	78,502,601

CANADA — 2.3%
Canadian Natural Resources	2,587,975	93,374,138

CHINA — 2.8%
Baidu ADR *	459,000	115,163,100

DENMARK — 2.0%
Carlsberg, Cl B	723,600	80,974,297

FRANCE — 15.9%
Airbus	757,760	88,798,899
ArcelorMittal	2,297,090	77,617,808
AXA	2,807,475	80,127,408
Carrefour	3,105,575	63,702,208
Engie	5,040,345	88,404,634
Essilor International Cie Generale d’Optique	556,935	75,844,245
Orange	4,596,250	83,737,261
TOTAL ADR	1,378,875	86,331,364

		644,563,827

GERMANY — 10.1%
Bayer	701,860	83,934,529
Deutsche Boerse	611,800	82,239,690
Deutsche Post	1,805,375	78,460,855

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
E.ON	6,949,235	$76,172,661
SAP	792,955	88,235,874

		409,043,609

HONG KONG — 3.9%
AIA Group	10,385,200	93,044,245
CK Hutchison Holdings	5,693,500	67,333,597

		160,377,842

INDIA — 2.7%
Bharti Infratel	10,290,000	48,168,840
Tata Motors ADR *	2,414,000	60,639,680

		108,808,520

ITALY — 2.0%
Intesa Sanpaolo	21,812,510	82,965,231

JAPAN — 16.7%
Fast Retailing	189,500	83,584,251
Mitsubishi Estate	4,171,000	76,486,446
Otsuka Holdings	1,783,600	93,443,492
Panasonic	5,398,000	80,391,932
Secom	1,039,300	78,024,132
Seven & I Holdings	1,825,000	80,379,795
Sumitomo Mitsui Financial Group	2,760,900	114,941,905
Toray Industries	7,909,900	73,826,534

		681,078,487

NETHERLANDS — 9.6%
AerCap Holdings *	2,300,000	119,899,000
Koninklijke DSM	812,625	84,028,621
Royal Dutch Shell ADR	1,257,755	87,917,075
Schlumberger	1,464,000	100,371,840

		392,216,536

NORWAY — 1.8%
DNB	3,789,835	70,905,851

SINGAPORE — 2.2%
DBS Group Holdings	3,773,300	87,346,636

SPAIN — 4.1%
ACS Actividades de Construccion y Servicios	2,173,900	91,540,509
Banco Santander	11,753,560	75,934,015

		167,474,524

SWITZERLAND — 5.4%
Julius Baer Group	1,283,635	76,451,218
Philip Morris International	828,155	67,908,710
Roche Holding	341,615	75,959,708

		220,319,636

UNITED KINGDOM — 10.7%
BAE Systems	9,834,315	82,521,871
British American Tobacco	2,000,000	109,776,754
HSBC Holdings ADR	1,638,705	82,361,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Lloyds Banking Group	83,953,985	$74,589,019
Smith & Nephew ADR	2,234,975	86,873,478

		436,122,435

TOTAL COMMON STOCK (Cost $3,403,876,584)		3,907,593,302

TOTAL INVESTMENTS — 96.0% (Cost $3,403,876,584)		$3,907,593,302

Percentages are based on Net Assets of $4,069,130,527.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$78,356,032	$—	$78,356,032
Brazil	78,502,601	—	—	78,502,601
Canada	93,374,138	—	—	93,374,138
China	115,163,100	—	—	115,163,100
Denmark	—	80,974,297	—	80,974,297
France	86,331,364	558,232,463	—	644,563,827
Germany	—	409,043,609	—	409,043,609
Hong Kong	—	160,377,842	—	160,377,842
India	60,639,680	48,168,840	—	108,808,520
Italy	—	82,965,231	—	82,965,231
Japan	—	681,078,487	—	681,078,487
Netherlands	308,187,915	84,028,621	—	392,216,536
Norway	—	70,905,851	—	70,905,851
Singapore	—	87,346,636	—	87,346,636
Spain	—	167,474,524	—	167,474,524
Switzerland	67,908,710	152,410,926	—	220,319,636
United Kingdom	169,234,791	266,887,644	—	436,122,435

Total Common Stock	$979,342,299	$2,928,251,003	$—	$3,907,593,302

Total Investments in Securities	$979,342,299	$2,928,251,003	$—	$3,907,593,302

† Represents securities trading outside the United States, the values of which were adjusted as a result of fair value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended April 30, 2018, there were transfers of $2,685,904,123 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.2%
	Shares	Value
ARGENTINA — 1.5%
Adecoagro *	4,866	$37,566

AUSTRIA — 3.7%
Schoeller-Bleckmann Oilfield Equipment	744	92,392

BELGIUM — 1.5%
Ontex Group	1,448	37,132

BRAZIL — 2.9%
Embraer ADR	2,859	72,104

CHINA — 7.2%
BEST ADR *	5,238	58,404
BOC Aviation (A)	10,500	61,483
Greatview Aseptic Packaging	87,300	57,811

		177,698

DENMARK — 2.4%
GN Store Nord	1,700	59,777

FRANCE — 6.8%
Elior Group (A)	2,627	53,622
Remy Cointreau	449	61,745
Virbac	335	52,181

		167,548

GERMANY — 2.1%
Scout24 (A)	1,008	52,143

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ITALY — 10.8%
ACEA	3,186	$55,988
Azimut Holding	2,298	48,378
Buzzi Unicem	2,297	58,020
Cerved Information Solutions	4,390	53,303
Piaggio	19,296	50,703

		266,392

JAPAN — 18.1%
DeNA	2,400	45,752
eRex	5,500	43,886
Hiroshima Bank	5,400	41,197
Ichigo	13,300	59,354
Kakaku.com	2,800	53,541
OKUMA	700	40,077
Sapporo Holdings	1,800	51,502
Sohgo Security Services	1,300	64,269
T Hasegawa	2,200	47,265

		446,843

LUXEMBOURG — 1.9%
L’Occitane International	25,450	47,436

NETHERLANDS — 2.5%
Euronext (A)	861	61,718

PHILIPPINES — 1.8%
Cebu Air	26,525	45,369

SPAIN — 1.6%
Distribuidora Internacional de Alimentacion	8,616	39,937

TAIWAN — 2.4%
ASE Industrial Holding ADR, Cl W	11,040	60,389

UNITED KINGDOM — 16.5%
Belmond *	4,486	48,000
Britvic	5,665	55,982
BTG *	6,442	60,593
Janus Henderson Group	1,620	51,176
Lancashire Holdings	6,206	50,877
Playtech	4,428	49,438
Tate & Lyle	5,478	43,256
TP ICAP	7,552	48,994

		408,316

UNITED STATES — 6.5%
ICON *	456	53,639
Lazard (B)	980	53,332
LivaNova *	605	53,712

		160,683

TOTAL COMMON STOCK (Cost $2,067,959)		2,233,443

TOTAL INVESTMENTS — 90.2% (Cost $2,067,959)		$2,233,443

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
APRIL 30, 2018 (Unaudited)

Percentages are based on Net Assets of $2,476,347.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2018 was $228,966 which represents 9.2% of Net Assets.
(B)	Security is a Master Limited Partnership. At April 30, 2018, such securities amounted to $53,332 or 2.2% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of April 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Argentina	$37,566	$—	$—	$37,566
Austria	—	92,392	—	92,392
Belgium	—	37,132	—	37,132
Brazil	72,104	—	—	72,104
China	58,404	119,294	—	177,698
Denmark	—	59,777	—	59,777
France	—	167,548	—	167,548
Germany	—	52,143	—	52,143
Italy	—	266,392	—	266,392
Japan	—	446,843	—	446,843
Luxembourg	—	47,436	—	47,436
Netherlands	—	61,718	—	61,718
Philippines	—	45,369	—	45,369
Spain	—	39,937	—	39,937
Taiwan	60,389	—	—	60,389
United Kingdom	99,176	309,140	—	408,316
United States	160,683	—	—	160,683

Total Common Stock	488,322	1,745,121	—	2,233,443

Total Investments in Securities	$488,322	$1,745,121	$—	$2,233,443

† Represents securities trading outside the United States, the values of which were adjusted as a result of fair value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended April 30, 2018, there were transfers of $1,692,978 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%
	Shares	Value
AUSTRALIA — 2.2%
BHP Billiton ADR	7,097	$300,487

BRAZIL — 2.0%
Ambev ADR	41,984	277,934

CHINA — 2.0%
Baidu ADR *	1,069	268,212

DENMARK — 2.1%
Carlsberg ADR, Cl B	12,670	284,252

FRANCE — 12.1%
Airbus ADR	10,066	293,827
AXA ADR	9,383	268,542
Carrefour ADR	66,174	273,299
Engie ADR	14,785	259,920
Essilor International Cie Generale d’Optique ADR	4,005	272,500
Orange ADR	15,530	282,801

		1,650,889

GERMANY — 7.5%
Bayer ADR	8,554	255,807
Daimler ADR	12,742	250,317
Deutsche Post ADR	5,673	246,379
SAP ADR	2,540	281,508

		1,034,011

HONG KONG — 2.4%
AIA Group ADR	9,317	334,387

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
IRELAND — 2.2%
AerCap Holdings *	5,803	$302,510

JAPAN — 6.1%
Fast Retailing ADR	7,038	311,079
Mitsubishi Estate ADR	14,322	261,663
Sumitomo Mitsui Financial Group ADR	31,462	264,281

		837,023

NETHERLANDS — 4.3%
Koninklijke DSM ADR	10,970	283,136
Royal Dutch Shell ADR, Cl A	4,400	307,560

		590,696

NORWAY — 1.7%
DNB ADR	12,487	235,442

SPAIN — 1.9%
ACS Actividades de Construccion y Servicios ADR *	30,364	254,450

UNITED KINGDOM — 9.6%
BAE Systems ADR	7,247	247,848
British American Tobacco ADR	4,465	243,878
HSBC Holdings ADR	5,852	294,122
Lloyds Banking Group ADR	73,743	263,262
Smith & Nephew ADR	6,782	263,616

		1,312,726

UNITED STATES — 41.3%
Adient	3,295	201,951
Agilent Technologies	3,963	260,528
Alphabet *	288	293,351
American International Group	4,582	256,592
Biogen *	806	220,522
Bristol-Myers Squibb	3,917	204,193
Capital One Financial	2,354	213,319
Citigroup	3,918	267,482
Citizens Financial Group	6,468	268,357
Coca-Cola	5,542	239,470
Delta Air Lines	5,069	264,703
eBay *	7,368	279,100
EOG Resources	2,512	296,843
HP	12,318	264,714
Medtronic	3,154	252,730
Noble Energy	6,380	215,835
Occidental Petroleum	3,733	288,412
Oracle	4,584	209,351
Rockwell Automation	1,476	242,846
Schlumberger	4,141	283,907
Twitter *	12,614	382,330
Tyson Foods, Cl A	3,546	248,575

		5,655,111

TOTAL COMMON STOCK (Cost $11,177,650)		13,338,130

TOTAL INVESTMENTS — 97.4% (Cost $11,177,650)		$13,338,130

Percentages are based on Net Assets of $13,689,385.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
APRIL 30, 2018 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
CANADA — 2.7%
Canadian Natural Resources	75,000	$2,706,000

CHINA — 3.0%
Baidu ADR *	12,000	3,010,800

FRANCE — 6.7%
Airbus Group	26,000	3,058,122
Orange ADR	200,000	3,642,000

		6,700,122

GERMANY — 6.0%
Bayer	28,000	3,356,930
Deutsche Telekom	150,000	2,625,620

		5,982,550

INDIA — 4.1%
Bharti Infratel	400,000	1,876,536
Tata Motors ADR *	90,000	2,260,800

		4,137,336

IRELAND — 6.5%
AerCap Holdings *	125,000	6,516,250

JAPAN — 2.7%
Mitsubishi UFJ Financial Group ADR	400,000	2,672,000

SPAIN — 1.9%
ACS Actividades de Construccion y Servicios	45,000	1,903,598

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — 15.6%
BAE Systems	450,000	$3,785,261
British American Tobacco ADR	100,000	5,462,000
Paddy Power Betfair	30,000	2,965,431
Playtech	300,000	3,347,880

		15,560,572

UNITED STATES — 46.8%
Biogen *	12,000	3,283,200
Capital One Financial	32,000	2,899,840
Cimarex Energy	22,500	2,263,275
eBay *	100,000	3,788,000
Halliburton	80,000	4,239,200
Noble Energy	100,000	3,383,000
Occidental Petroleum	45,000	3,476,700
Oracle	70,000	3,196,900
Penske Automotive Group	65,000	2,931,500
Philip Morris International	50,000	4,100,000
QUALCOMM	62,000	3,162,620
Super Micro Computer *	120,000	2,124,000
Symantec	120,000	3,334,800
Twitter *	150,000	4,546,500

		46,729,535

TOTAL COMMON STOCK (Cost $89,412,713)		95,918,763

WARRANTS — 2.6%
	Number of Warrants
UNITED STATES — 2.6%
American International Group, Expires 01/19/2021* (Cost $2,861,279)	150,000	2,596,500

TOTAL INVESTMENTS — 98.6% (Cost $92,273,992)		$98,515,263

Percentages are based on Net Assets of $99,914,348.
*	Non-income producing security.

Equity Swaps held by the Fund at April 30, 2018, were as follows:

Company Reference	Counterparty	Termination Date	Receive (Pay)	Notional Amount $	Value $	Upfront Payments/ Receipts $	Unrealized Appreciation (Depreciation) $
ACS Actividades de Construccion y Servicios	Goldman Sachs	02/20/19	1 Month LIBOR plus 0.50%	1,572,080	1,682,449	-	110,369
Deutsche Telekom	Goldman Sachs	11/15/18	1 Month LIBOR plus 0.50%	2,754,830	2,595,513	-	(159,317)
Hochtief AG	Goldman Sachs	02/20/19	(1 Month LIBOR minus 0.50%)	(710,202)	(730,197)	-	(19,995)
Schlumberger	Goldman Sachs	05/24/18	1 Month LIBOR plus 0.50%	2,303,017	2,014,262	-	(288,755)

				5,919,725	5,562,027	-	(357,698)

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
APRIL 30, 2018 (Unaudited)

The following is a list of inputs used as of April 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$2,706,000	$—	$—	$2,706,000
China	3,010,800	—	—	3,010,800
France	6,700,122	—	—	6,700,122
Germany	5,982,550	—	—	5,982,550
India	4,137,336	—	—	4,137,336
Ireland	6,516,250	—	—	6,516,250
Japan	2,672,000	—	—	2,672,000
Spain	1,903,598	—	—	1,903,598
United Kingdom	15,560,572	—	—	15,560,572
United States	46,729,535	—	—	46,729,535

Total Common Stock	95,918,763	—	—	95,918,763

Warrants
United States	2,596,500	—	—	2,596,500

Total Investments in Securities	$98,515,263	$—	$—	$98,515,263

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps‡
Unrealized Appreciation	$—	$110,369	$—	$110,369
Unrealized Depreciation	—	(468,067)	—	(468,067)

Total Other Financial Instruments	$—	$(357,698)	$—	$(357,698)

‡ Equity swaps are valued at the unrealized appreciation (depreciation) of the instruments.

For the period ended April 30, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Opportunity Fund	SMID Fund
Assets:
Cost of securities	$ 262,820,522	$ 33,992,559

Investments in securities at value	$ 304,000,540	$ 39,094,843
Cash equivalents	2,674,745	1,210,712
Receivable for investment securities sold	1,588,193	—
Receivable for capital shares sold	62,798	32,678
Dividends receivable	234,380	16,482
Receivable for dividend tax reclaim	4,235	—
Prepaid expenses	19,416	22,119

Total Assets	308,584,307	40,376,834

Liabilities:
Payable for capital shares redeemed	240,676	29,893
Payable for investment securities purchased	—	103,559
Investment Adviser fees payable	173,551	19,591
Shareholder servicing fees payable	159,070	15,839
Payable due to administrator	10,906	1,404
Payable due to trustees	1,231	151
Chief Compliance Officer fees payable	503	324
Audit fees payable	—	13,391
Other accrued expenses	31,194	8,184

Total Liabilities	617,131	192,336

Net Assets	$ 307,967,176	$ 40,184,498

Net Assets:
Paid-in Capital	$ 237,755,082	$ 34,508,753
Undistributed net investment income	830,768	34,271
Accumulated net realized gain on investments	28,201,308	539,190
Net unrealized appreciation on investments	41,180,018	5,102,284

Net Assets	$ 307,967,176	$ 40,184,498

Investor Class Shares:
Net Assets	$ 126,706,270	$ 36,528,585
Total shares outstanding at end of period	5,425,253	2,147,652
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$ 23.35	$ 17.01
Institutional Class Shares:
Net Assets	$ 181,260,906	$ 3,655,913
Total shares outstanding at end of period	7,783,818	215,043
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$ 23.29	$ 17.00

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Small Cap Fund	International Equity Fund
Assets:
Cost of securities	$ 155,364,981	$ 3,403,876,584

Investments in securities at value	$ 171,205,037	$ 3,907,593,302
Cash equivalents	7,245,486	139,338,812
Foreign Cash (Cost $— and $720,305, respectively)	—	720,305
Receivable for capital shares sold	26,601	11,168,217
Dividends receivable	45,445	14,423,587
Receivable for dividend tax reclaim	—	6,166,456
Prepaid expenses	20,337	75,609

Total Assets	178,542,906	4,079,486,288

Liabilities:
Payable for capital shares redeemed	1,308,796	2,837,701
Payable for investment securities purchased	617,328	4,161,985
Investment Adviser fees payable	133,963	2,809,132
Shareholder servicing fees payable	27,793	106,209
Audit fees payable	13,391	12,092
Payable due to administrator	6,356	141,322
Payable due to trustees	1,710	14,813
Chief Compliance Officer fees payable	627	2,903
Unrealized loss on foreign currency spot contracts	—	9,656
Other accrued expenses	15,206	259,948

Total Liabilities	2,125,170	10,355,761

Net Assets	$ 176,417,736	$ 4,069,130,527

Net Assets:
Paid-in Capital	$ 137,292,521	$ 3,444,431,640
Undistributed (distributions in excess of) net investment income	(1,259,574)	21,414,799
Accumulated net realized gain on investments and foreign currency transactions	24,544,733	99,648,567
Net unrealized appreciation on investments	15,840,056	503,716,718
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	(81,197)

Net Assets	$ 176,417,736	$ 4,069,130,527

Investor Class Shares:
Net Assets	$ 70,610,397	$ 1,683,465,619
Total shares outstanding at end of period	3,691,984	58,441,427
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$19.13	$28.81
Institutional Class Shares:
Net Assets	$ 105,807,339	$ 2,385,664,908
Total shares outstanding at end of period	5,406,744	82,600,870
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$19.57	$28.88

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	International Small Cap Fund	Global Equity Fund
Assets:
Cost of securities	$2,067,959	$11,177,650

Investments in securities at value	$2,233,443	$13,338,130
Cash equivalents	295,414	310,483
Receivable for investment securities sold	39,763	—
Receivable for capital shares sold	581	2,964
Receivable due from Investment Adviser	5,707	—
Dividends receivable	4,659	47,740
Receivable for dividend tax reclaim	554	11,025
Unrealized gain on foreign currency spot contracts	11	—
Prepaid expenses	9,046	10,284

Total Assets	2,589,178	13,720,626

Liabilities:
Payable for investment securities purchased	102,132	—
Audit fees payable	—	12,092
Shareholder servicing fees payable	812	10,344
Chief Compliance Officer fees payable	298	305
Payable due to administrator	87	484
Unrealized loss on foreign currency spot contracts	72	—
Payable due to trustees	9	54
Payable for capital shares redeemed	—	18
Investment Adviser fees payable	—	2,934
Other accrued expenses	9,421	5,010

Total Liabilities	112,831	31,241

Net Assets	$2,476,347	$13,689,385

Net Assets:
Paid-in Capital	$2,111,020	$11,066,179
Undistributed net investment income	2,589	55,560
Accumulated net realized gain on investments and foreign currency transactions	197,249	407,166
Net unrealized appreciation on investments	165,484	2,160,480
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	5	—

Net Assets	$2,476,347	$13,689,385

Investor Class Shares:
Net Assets	N/A	$13,689,385
Total shares outstanding at end of period	N/A	1,039,434
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	N/A	$13.17
Institutional Class Shares:
Net Assets	$2,476,347	N/A
Total shares outstanding at end of period	197,151	N/A
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$12.56	N/A

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Global Ultra Focus Fund
Assets:
Cost of securities	$ 92,273,992

Investments in securities at value	$ 98,515,263
Cash equivalents	414,225
Cash held as collateral for equity swaps (Note 2)	1,170,000
Dividends receivable	289,811
Unrealized appreciation on equity swaps	110,369
Receivable for dividend tax reclaim	84,056
Receivable for capital shares sold	12,799
Prepaid expenses	8,184

Total Assets	100,604,707

Liabilities:
Unrealized depreciation on equity swaps	468,067
Payable for capital shares redeemed	86,435
Investment Adviser fees payable	76,820
Shareholder servicing fees payable	37,377
Audit fees payable	9,986
Payable due to administrator	3,531
Chief Compliance Officer fees payable	129
Other accrued expenses	8,014

Total Liabilities	690,359

Net Assets	$ 99,914,348

Net Assets:
Paid-in Capital	$ 110,782,541
Undistributed net investment income	331,730
Accumulated net realized loss on investments, equity swaps and foreign currency transactions	(17,075,225)
Net unrealized appreciation on investments	6,241,271
Net unrealized depreciation on equity swaps	(357,698)
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(8,271)

Net Assets	$ 99,914,348

Investor Class Shares:
Net Assets	$ 99,914,348
Total shares outstanding at end of period	5,056,311
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$ 19.76

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS
	Opportunity Fund	SMID Fund
Investment Income
Dividends	$3,347,650	$253,984
Less: Foreign Taxes Withheld	(45,120)	—

Total Investment Income	3,302,530	253,984

Expenses
Investment Advisory Fees	1,233,283	165,307
Shareholder Servicing Fees - Investor Class Shares	145,559	—
Administration Fees	70,987	7,924
Trustees’ Fees	2,717	293
Chief Compliance Officer Fees	606	93
Transfer Agent Fees	41,379	24,076
Registration & Filing Fees	19,018	16,532
Printing Fees	13,819	1,770
Audit Fees	11,634	11,634
Custodian Fees	9,272	2,450
Legal Fees	3,670	401
Pricing Fees	813	201
Other Expenses	5,711	893

Total Expenses	1,558,468	231,574

Less:
Investment Advisory Fees Waiver	(96,010)	(57,058)
Fees Paid Indirectly (Note 3)	(1,331)	(16)

Net Expenses	1,461,127	174,500

Net Investment Income	1,841,403	79,484

Net Realized Gain on Investments	30,581,931	1,562,237
Net Change in Unrealized Appreciation (Depreciation) on Investments	(27,981,775)	(296,318)

Net Gain on Investments	2,600,156	1,265,919

Net Increase in Net Assets from Operations	$4,441,559	$1,345,403

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS
	Small Cap Fund	International Equity Fund

Investment Income
Dividends	$1,676,292	$45,401,520
Less: Foreign Taxes Withheld	(20,244)	(3,661,280)

Total Investment Income	1,656,048	41,740,240

Expenses
Investment Advisory Fees	1,132,142	17,146,246
Shareholder Servicing Fees - Investor Class Shares	20,846	1,141,646
Administration Fees	48,927	821,855
Trustees’ Fees	1,533	30,442
Chief Compliance Officer Fees	372	6,492
Transfer Agent Fees	34,612	166,215
Registration & Filing Fees	16,754	52,384
Audit Fees	11,634	12,510
Printing Fees	9,856	128,391
Custodian Fees	8,477	410,821
Legal Fees	2,659	41,396
Pricing Fees	754	9,937
Other Expenses	4,022	68,605

Total Expenses	1,292,588	20,036,940

Less:
Investment Advisory Fees Waiver	(82,439)	(801,866)
Fees Paid Indirectly (Note 3)	(324)	(1,546)

Net Expenses	1,209,825	19,233,528

Net Investment Income	446,223	22,506,712

Net Realized Gain on Investments	25,497,017	108,176,880
Net Realized Loss on Foreign Currency Transactions	—	(869,069)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(15,964,327)	8,051,654
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(217,516)

Net Gain on Investments and Foreign Currency Transactions	9,532,690	115,141,949

Net Increase in Net Assets from Operations	$9,978,913	$137,648,661

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS
	International Small Cap Fund	Global Equity Fund

Investment Income
Dividends	$17,518	$159,403
Less: Foreign Taxes Withheld	(1,365)	(10,087)

Total Investment Income	16,153	149,316

Expenses
Investment Advisory Fees	12,691	63,678
Administration Fees	498	3,054
Trustees’ Fees	18	115
Chief Compliance Officer Fees	34	54
Audit Fees	12,510	12,510
Transfer Agent Fees	11,421	11,959
Registration & Filing Fees	9,357	10,867
Custodian Fees	5,801	4,960
Pricing Fees	2,639	173
Printing Fees	499	1,081
Legal Fees	25	157
Other Expenses	2,133	496

Total Expenses	57,626	109,104

Less:
Investment Advisory Fees Waiver	(12,691)	(41,875)
Reimbursement of other operating expenses	(31,607)	—
Fees Paid Indirectly (Note 3)	(6)	(11)

Net Expenses	13,322	67,218

Net Investment Income	2,831	82,098

Net Realized Gain on Investments	200,854	427,262
Net Realized Loss on Foreign Currency Transactions	(1,641)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(82,923)	(70,776)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(18)	—

Net Gain on Investments and Foreign Currency Transactions	116,272	356,486

Net Increase in Net Assets from Operations	$119,103	$438,584

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2018 (Unaudited)

STATEMENTS OF OPERATIONS
Global Ultra Focus Fund

Investment Income
Dividends	$946,338
Less: Foreign Taxes Withheld	(28,858)

Total Investment Income	917,480

Expenses
Investment Advisory Fees	532,471
Administration Fees	22,986
Trustees’ Fees	1,397
Chief Compliance Officer Fees	305
Transfer Agent Fees	15,902
Audit Fees	13,929
Registration & Filing Fees	11,825
Custodian Fees	7,860
Printing Fees	4,134
Legal Fees	1,191
Pricing Fees	496
Other Expenses	2,024

Total Expenses	614,520

Less:
Investment Advisory Fees Waiver	(28,598)
Fees Paid Indirectly (Note 3)	(214)

Net Expenses	585,708

Net Investment Income	331,772

Net Realized Gain on Investments	5,458,270
Net Realized Loss on Equity Swaps	(55,682)
Net Realized Loss on Foreign Currency Transactions	(40,669)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,483,870)
Net Change in Unrealized Appreciation (Depreciation) on Purchased Equity Options	72,000
Net Change in Unrealized Appreciation (Depreciation) on Equity Swaps	(437,193)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(855)

Net Gain on Investments, Purchased Equity Options, Equity Swaps and Foreign Currency Transactions	512,001

Net Increase in Net Assets from Operations	$843,773

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)	Year Ended April 30, 2017
Operations:
Net Investment Income	$ 1,841,403	$ 1,788,007	$ 4,859,270
Net Realized Gain on Investments	30,581,931	24,889,203	51,821,625
Net Change in Unrealized Appreciation (Depreciation) on Investments	(27,981,775)	2,679,580	9,750,938

Net Increase in Net Assets Resulting from Operations	4,441,559	29,356,790	66,431,833

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	(1,260,401)	—	(3,553,569)
Institutional Class Shares	(2,150,021)	—	(3,511,053)
Realized Gains:
Investor Class Shares	(17,067,894)	—	(13,089,410)
Institutional Class Shares	(22,994,533)	—	(11,344,150)

Total Dividends and Distributions	(43,472,849)	—	(31,498,182)

Capital Share Transactions:
Investor Class Shares
Issued	3,379,378	3,337,287	13,337,960
Reinvestment of Dividends	16,170,805	—	12,245,664
Redeemed	(47,514,186)	(20,573,519)	(95,544,797)

Net Decrease in Net Assets from Investor Class Share Transactions	(27,964,003)	(17,236,232)	(69,961,173)

Institutional Class Shares
Issued	34,816,982	2,539,170	22,591,386
Reinvestment of Dividends	24,780,357	—	11,627,964
Redeemed	(30,963,912)	(17,137,859)	(228,642,232)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	28,633,427	(14,598,689)	(194,422,882)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	669,424	(31,834,921)	(264,384,055)

Total Decrease in Net Assets	(38,361,866)	(2,478,131)	(229,450,404)
Net Assets:
Beginning of period	346,329,042	348,807,173	578,257,577

End of period (including undistributed net investment income of $830,768, $2,399,787 and $682,645, respectively)	$ 307,967,176	$ 346,329,042	$ 348,807,173

Share Transactions:
Investor Class Shares
Issued	139,551	134,189	558,111
Reinvestment of Dividends	670,759	—	504,746
Redeemed	(1,859,443)	(816,336)	(4,020,082)

Total Decrease in Investor Class Shares	(1,049,133)	(682,147)	(2,957,225)

Institutional Class Shares
Issued	1,347,194	102,093	960,937
Reinvestment of Dividends	1,029,506	—	480,103
Redeemed	(1,277,592)	(690,842)	(9,595,664)

Total Increase (Decrease) in Institutional Class Shares	1,099,108	(588,749)	(8,154,624)

Net Increase (Decrease) in Shares Outstanding	49,975	(1,270,896)	(11,111,849)

(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)	Year Ended April 30, 2017
Operations:
Net Investment Income	$ 79,484	$ 74,239	$ 182,008
Net Realized Gain on Investments	1,562,237	393,469	3,253,634
Net Change in Unrealized Appreciation (Depreciation) on Investments	(296,318)	916,123	3,201,824

Net Increase in Net Assets Resulting from Operations	1,345,403	1,383,831	6,637,466

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	(120,983)	—	(162,500)
Institutional Class Shares	(14,805)	—	(3,818)

Total Dividends and Distributions	(135,788)	—	(166,318)

Capital Share Transactions:
Investor Class Shares
Issued	8,347,663	4,589,168	7,514,730
Reinvestment of Dividends	120,983	—	161,747
Redeemed	(3,255,376)	(4,966,760)	(23,096,196)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	5,213,270	(377,592)	(15,419,719)

Institutional Class Shares
Issued	43,351	34,259	2,887,409
Reinvestment of Dividends	14,805	—	3,818
Redeemed	(231,616)	(76,885)	(187,727)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(173,460)	(42,626)	2,703,500

Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,039,810	(420,218)	(12,716,219)

Total Increase (Decrease) in Net Assets	6,249,425	963,613	(6,245,071)
Net Assets:
Beginning of period	33,935,073	32,971,460	39,216,531

End of period (including undistributed net investment income of $34,271, $90,575 and $13,419, respectively)	$ 40,184,498	$ 33,935,073	$ 32,971,460

Share Transactions:
Investor Class Shares
Issued	491,554	287,226	522,310
Reinvestment of Dividends	7,171	—	10,698
Redeemed	(192,601)	(312,371)	(1,651,274)

Total Increase (Decrease) in Investor Class Shares	306,124	(25,145)	(1,118,266)

Institutional Class Shares
Issued	2,554	2,162	187,148
Reinvestment of Dividends	878	—	253
Redeemed	(14,086)	(4,759)	(14,308)

Total Increase (Decrease) in Institutional Class Shares	(10,654)	(2,597)	173,093

Net Increase (Decrease) in Shares Outstanding	295,470	(27,742)	(945,173)

(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)	Year Ended April 30, 2017
Operations:
Net Investment Income	$ 446,223	$ 772,876	$ 2,413,624
Net Realized Gain on Investments	25,497,017	8,702,552	103,058,334
Net Change in Unrealized Depreciation on Investments	(15,964,327)	(880,490)	(17,390,415)

Net Increase in Net Assets Resulting from Operations	9,978,913	8,594,938	88,081,543

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	(348,632)	—	—
Institutional Class Shares	(1,007,485)	—	—
Realized Gains:
Investor Class Shares	(3,908,164)	—	—
Institutional Class Shares	(7,002,065)	—	—

Total Dividends and Distributions	(12,266,346)	—	—

Capital Share Transactions:
Investor Class Shares
Issued	2,103,222	5,622,592	27,078,120
Reinvestment of Dividends	3,485,195	—	—
Redemption Fees — Note 2	1,293	553	3,935
Redeemed	(32,899,406)	(30,919,502)	(247,086,794)

Net Decrease in Net Assets from Investor Class Share Transactions	(27,309,696)	(25,296,357)	(220,004,739)

Institutional Class Shares
Issued	11,800,691	15,945,635	82,915,561
Reinvestment of Dividends	7,789,388	—	—
Redemption Fees — Note 2	4,772	1,444	30,728
Redeemed	(111,506,069)	(188,974,098)	(250,318,304)

Net Decrease in Net Assets from Institutional Class Share Transactions	(91,911,218)	(173,027,019)	(167,372,015)

Net Decrease in Net Assets from Capital Share Transactions	(119,220,914)	(198,323,376)	(387,376,754)

Total Decrease in Net Assets	(121,508,347)	(189,728,438)	(299,295,211)
Net Assets:
Beginning of period	297,926,083	487,654,521	786,949,732

End of period (including (distributions in excess of net investment income/accumulated net investment loss) of $(1,259,574), $(349,680) and $(2,303,980), respectively)	$ 176,417,736	$ 297,926,083	$ 487,654,521

Share Transactions:
Investor Class Shares
Issued	108,625	304,845	1,591,058
Reinvestment of Dividends	181,451	—	—
Redeemed	(1,720,315)	(1,680,781)	(14,020,284)

Total Decrease in Investor Class Shares	(1,430,239)	(1,375,936)	(12,429,226)

Institutional Class Shares
Issued	608,704	843,478	4,460,749
Reinvestment of Dividends	395,779	—	—
Redeemed	(5,617,605)	(10,007,309)	(13,885,572)

Total Decrease in Institutional Class Shares	(4,613,122)	(9,163,831)	(9,424,823)

Net Decrease in Shares Outstanding	(6,043,361)	(10,539,767)	(21,854,049)

(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).

Amounts	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)	Year Ended April 30, 2017
Operations:
Net Investment Income	$ 22,506,712	$ 36,952,993	$ 53,521,445
Net Realized Gain (Loss) on Investments	108,176,880	76,492,428	(17,751,303)
Net Realized Loss on Foreign Currency Transactions	(869,069)	(1,362,143)	(3,497,719)
Net Change in Unrealized Appreciation on Investments	8,051,654	275,406,813	148,560,709
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(217,516)	191,076	(301)

Net Increase in Net Assets Resulting from Operations	137,648,661	387,681,167	180,832,831

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	(21,657,491)	—	(21,377,398)
Institutional Class Shares	(27,438,241)	—	(28,536,573)
Realized Gains:
Investor Class Shares	(13,778,061)	—	—
Institutional Class Shares	(15,938,545)	—	—

Total Dividends and Distributions	(78,812,338)	—	(49,913,971)

Capital Share Transactions:
Investor Class Shares
Issued	468,489,417	290,875,297	736,804,652
Reinvestment of Dividends	25,312,769	—	16,549,732
Redemption Fees — Note 2	7,400	16,937	77,990
Redeemed	(498,303,644)	(213,592,090)	(794,036,611)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(4,494,058)	77,300,144	(40,604,237)

Institutional Class Shares
Issued	738,444,052	244,427,602	1,166,625,654
Reinvestment of Dividends	30,502,435	—	19,848,489
Redemption Fees — Note 2	15,154	32,243	443,506
Redeemed	(333,942,497)	(266,643,818)	(616,732,400)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	435,019,144	(22,183,973)	570,185,249

Net Increase in Net Assets from Capital Share Transactions	430,525,086	55,116,171	529,581,012

Total Increase in Net Assets	489,361,409	442,797,338	660,499,872
Net Assets:
Beginning of period	3,579,769,118	3,136,971,780	2,476,471,908

End of period (including undistributed net investment income of $21,414,799, $48,003,819 and $13,218,398, respectively)	$ 4,069,130,527	$ 3,579,769,118	$ 3,136,971,780

Share Transactions:
Investor Class Shares
Issued	16,119,903	10,856,445	30,655,526
Reinvestment of Dividends	889,713	—	694,200
Redeemed	(17,410,245)	(7,917,788)	(33,043,419)

Total Increase (Decrease) in Investor Class Shares	(400,629)	2,938,657	(1,693,693)

Institutional Class Shares
Issued	25,669,101	9,042,628	48,461,017
Reinvestment of Dividends	1,069,498	—	830,828
Redeemed	(11,525,141)	(9,907,137)	(25,437,599)

Total Increase (Decrease) in Institutional Class Shares	15,213,458	(864,509)	23,854,246

Net Increase in Shares Outstanding	14,812,829	2,074,148	22,160,553

(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).

Amounts	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)	Year Ended April 30, 2017
Operations:
Net Investment Income	$ 2,831	$ 13,211	$ 18,015
Net Realized Gain on Investments	200,854	62,718	126,429
Net Realized Loss on Foreign Currency Transactions	(1,641)	(841)	(269)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(82,923)	120,936	45,430
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(18)	30	(226)

Net Increase in Net Assets Resulting from Operations	119,103	196,054	189,379

Dividends and Distributions:
Net Investment Income	(16,995)	—	(15,701)
Realized Gains	(124,968)	—	(9,204)

Total Dividends and Distributions	(141,963)	—	(24,905)

Capital Share Transactions:
Issued	301,644	321,436	45,519
Reinvestment of Dividends	141,961	—	24,905
Redeemed	(8,273)	(5,442)	(49,520)

Net Increase in Net Assets from Capital Share Transactions	435,332	315,994	20,904

Total Increase in Net Assets	412,472	512,048	185,378
Net Assets:
Beginning of period	2,063,875	1,551,827	1,366,449

End of period (including undistributed net investment income of $2,589, $16,753 and $4,738, respectively)	$ 2,476,347	$ 2,063,875	$ 1,551,827

Share Transactions:
Issued	23,609	26,590	4,539
Reinvestment of Dividends	11,489	—	2,526
Redeemed	(676)	(436)	(4,848)

Net Increase in Shares Outstanding	34,422	26,154	2,217

(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).

Amounts	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)	Year Ended April 30, 2017
Operations:
Net Investment Income	$ 82,098	$ 88,073	$ 136,827
Net Realized Gain on Investments	427,262	210,783	150,904
Net Change in Unrealized Appreciation (Depreciation) on Investments	(70,776)	927,113	871,947

Net Increase in Net Assets Resulting from Operations	438,584	1,225,969	1,159,678

Dividends and Distributions:
Net Investment Income	(188,992)	—	(87,988)
Realized Gains	(353,372)	—	(33,002)

Total Dividends and Distributions	(542,364)	—	(120,990)

Capital Share Transactions:
Issued	711,750	612,961	7,659,043
Reinvestment of Dividends	542,361	—	120,989
Redemption Fees — Note 2	—	—	15
Redeemed	(1,675,767)	(1,276,398)	(4,130,259)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(421,656)	(663,437)	3,649,788

Total Increase (Decrease) in Net Assets	(525,436)	562,532	4,688,476
Net Assets:
Beginning of period	14,214,821	13,652,289	8,963,813

End of period (including undistributed net investment income of $55,560, $162,454 and $74,381, respectively)	$ 13,689,385	$ 14,214,821	$ 13,652,289

Share Transactions:
Issued	52,826	48,199	672,124
Reinvestment of Dividends	40,602	—	10,333
Redeemed	(124,939)	(102,146)	(357,678)

Net Increase (Decrease) in Shares Outstanding	(31,511)	(53,947)	324,779

(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).

Amounts	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA
FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2018 (Unaudited)	Period Ended October 31, 2017(1)	Year Ended April 30, 2017
Operations:
Net Investment Income	$ 331,772	$ 423,958	$ 161,352
Net Realized Gain (Loss) on Investments	5,458,270	(542,434)	9,009,296
Net Realized Gain (Loss) on Equity Swaps	(55,682)	62,560	(5,727,832)
Net Realized Loss on Foreign Currency Transactions	(40,669)	(44,605)	(201,417)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Equity Swaps and Purchased Equity Options	(4,849,063)	5,386,125	7,085,847
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(855)	8,796	29,550

Net Increase in Net Assets Resulting from Operations	843,773	5,294,400	10,356,796

Dividends and Distributions:
Net Investment Income	(338,923)	—	(278,587)

Total Dividends and Distributions	(338,923)	—	(278,587)

Capital Share Transactions:
Issued	2,739,924	1,790,403	6,885,940
Reinvestment of Dividends	335,229	—	268,927
Redemption Fees — Note 2	5,419	989	9,501
Redeemed	(15,531,156)	(8,210,458)	(35,427,689)

Net Decrease in Net Assets from Capital Share Transactions	(12,450,584)	(6,419,066)	(28,263,321)

Total Decrease in Net Assets	(11,945,734)	(1,124,666)	(18,185,112)
Net Assets:
Beginning of period	111,860,082	112,984,748	131,169,860

End of period (including undistributed (distributions in excess of) net investment income of $331,730, $338,881 and $(40,472), respectively)	$ 99,914,348	$ 111,860,082	$ 112,984,748

Share Transactions:
Issued	137,617	93,285	395,565
Reinvestment of Dividends	16,880	—	14,381
Redeemed	(783,917)	(429,747)	(2,049,928)

Net Decrease in Shares Outstanding	(629,420)	(336,462)	(1,639,982)

(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).

Amounts	designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
Opportunity Fund	November 1, 2017 to April 30, 2018 (Unaudited)		Year ended April 30,
		May 1, 2017 to October 31, 2017(1)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year/Period	$26.33	$24.20	$22.67	$26.34	$24.13	$20.45	$17.90
Income (Loss) from Operations:
Net Investment Income(2)	0.13	0.12	0.22	0.31	0.13	0.19	0.19
Net Realized and Unrealized Gain (Loss)	0.21	2.01	3.25	(0.99)	2.28	3.71	2.55

Total from Operations	0.34	2.13	3.47	(0.68)	2.41	3.90	2.74

Dividends and Distributions:
Net Investment Income	(0.21)	—	(0.40)	(0.25)	(0.20)	(0.22)	(0.19)
Net Realized Gain	(3.11)	—	(1.54)	(2.74)	—	—	—

Total Dividends and Distributions	(3.32)	—	(1.94)	(2.99)	(0.20)	(0.22)	(0.19)

Net Asset Value, End of Year/Period	$23.35	$26.33	$24.20	$22.67	$26.34	$24.13	$20.45

Total Return†	0.99%	8.80%	15.41%	(2.61)%	10.03%	19.14%	15.51%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$126,706	$170,495	$173,177	$229,255	$294,656	$464,209	$496,247
Ratio of Expenses to Average Net Assets	1.00%*	1.00%*	1.05%	1.11%	1.20%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.06%*	1.06%*	1.10%	1.17%	1.26%	1.28%	1.31%
Ratio of Net Investment Income to Average Net Assets	1.05%*	0.93%*	0.93%	1.30%	0.51%	0.85%	1.08%
Portfolio Turnover Rate	28%**	16%**	46%	55%	64%	58%	64%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
Opportunity Fund	November 1, 2017 to April 30, 2018 (Unaudited)	May 1, 2017 to October 31, 2017(1)		Year ended April 30,
				2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year/Period	$26.30	$24.15		$22.62	$26.30	$24.11	$20.43	$17.91
Income (Loss) from Operations:
Net Investment Income(2)	0.14	0.14		0.29	0.38	0.19	0.25	0.24
Net Realized and Unrealized Gain (Loss)	0.23	2.01		3.24	(1.00)	2.28	3.71	2.54

Total from Operations	0.37	2.15		3.53	(0.62)	2.47	3.96	2.78

Dividends and Distributions:
Net Investment Income	(0.27)	—		(0.46)	(0.32)	(0.28)	(0.28)	(0.26)
Net Realized Gain	(3.11)	—		(1.54)	(2.74)	—	—	—

Total Dividends and Distributions	(3.38)	—		(2.00)	(3.06)	(0.28)	(0.28)	(0.26)

Net Asset Value, End of Year/Period	$23.29	$26.30		$24.15	$22.62	$26.30	$24.11	$20.43

Total Return†	1.12%	8.90%		15.73%	(2.38)%	10.28%	19.46%	15.76%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$181,261	$175,834		$175,630	$349,003	$413,096	$357,067	$282,857
Ratio of Expenses to Average Net Assets	0.80%*	0.80%*		0.80%	0.86%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.86%*	0.86%*		0.85%	0.92%	1.01%	1.03%	1.06%
Ratio of Net Investment Income to Average Net Assets	1.17%*	1.13%*		1.24%	1.57%	0.76%	1.09%	1.33%
Portfolio Turnover Rate	28%* *	16%*	*	46%	55%	64%	58%	64%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
SMID Fund	November 1, 2017 to April 30, 2018 (Unaudited)	May 1, 2017 to October 31, 2017(1)		Year ended April 30,
				2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year/Period	$16.42	$15.74		$12.90	$14.42	$13.39	$10.85	$9.56
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.04	0.04		0.08	0.01	0.05	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss)	0.62	0.64		2.84	(1.49)	1.14	3.22	1.30

Total from Operations	0.66	0.68		2.92	(1.48)	1.19	3.20	1.29

Dividends and Distributions:
Net Investment Income	(0.07)	—		(0.08)	(0.01)	(0.05)	—	—
Net Realized Gain	—	—		—	(0.03)	(0.11)	(0.66)	—

Total Dividends and Distributions	(0.07)	—		(0.08)	(0.04)	(0.16)	(0.66)	—

Redemption Fees	—	—		—	0.00 (3)	0.00 (3)	—	—

Net Asset Value, End of Year/Period	$17.01	$16.42		$15.74	$12.90	$14.42	$13.39	$10.85

Total Return†	4.00%	4.32%		22.66%	(10.27)%	8.97%	29.95%	13.49%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$36,528	$30,231		$29,379	$38,505	$37,857	$2,998	$1,814
Ratio of Expenses to Average Net Assets	0.95%*	0.95%*		1.04%	1.10%	1.18%	1.35%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.26%*	1.38%*		1.39%	1.43%	1.63%	4.41%	7.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%*	0.45%*		0.55%	0.10%	0.39%	(0.14)%	(0.16)%
Portfolio Turnover Rate	32%* *	13%*	*	48%	78%	72%	71%	105%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
SMID Fund	November 1, 2017 to April 30, 2018 (Unaudited)	May 1, 2017 to October 31, 2017(1)		Year ended April 30,		November 3, 2014@ to April 30, 2015
				2017	2016
Net Asset Value, Beginning of Year/Period	$16.41	$15.73		$12.89	$14.42	$13.91
Income (Loss) from Operations:
Net Investment Income(2)	0.04	0.04		0.06	0.02	0.02
Net Realized and Unrealized Gain (Loss)	0.62	0.64		2.87	(1.50)	0.65

Total from Operations	0.66	0.68		2.93	(1.48)	0.67

Dividends and Distributions:
Net Investment Income	(0.07)	—		(0.09)	(0.02)	(0.05)
Net Realized Gain	—	—		—	(0.03)	(0.11)

Total Dividends and Distributions	(0.07)	—		(0.09)	(0.05)	(0.16)

Redemption Fees	—	—		—	0.00 (3)	—

Net Asset Value, End of Year/Period	$17.00	$16.41		$15.73	$12.89	$14.42

Total Return†	4.02%	4.32%		22.73%	(10.27)%	4.92%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$3,656	$3,704		$3,592	$712	$645
Ratio of Expenses to Average Net Assets	0.95%*	0.95%*		0.97%	1.05%	1.05%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.26%*	1.38%*		1.34%	1.38%	1.54%*
Ratio of Net Investment Income to Average Net Assets	0.44%*	0.45%*		0.40%	0.15%	0.26%*
Portfolio Turnover Rate	32%* *	13%*	*	48%	78%	72%* *

@	Commencement of Operations.
*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	November 1, 2017 to April 30, 2018 (Unaudited)	May 1, 2017 to October 31, 2017(1)		Year ended April 30,
Small Cap Fund				2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year/Period	$19.37	$18.66		$16.35	$20.26	$22.41	$20.13	$18.76
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.03	0.03		0.04	(0.02)	0.01	(0.08)	(0.07)
Net Realized and Unrealized Gain (Loss)	0.61	0.68		2.27	(2.47)	0.67	5.02	1.72

Total from Operations	0.64	0.71		2.31	(2.49)	0.68	4.94	1.65

Dividends and Distributions:
Net Investment Income	(0.08)	—		—	(0.13)	—	—	—
Net Realized Gain	(0.80)	—		—	(1.29)	(2.83)	(2.66)	(0.28)

Total Dividends and Distributions	(0.88)	—		—	(1.42)	(2.83)	(2.66)	(0.28)

Redemption Fees(3)	0.00	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$19.13	$19.37		$18.66	$16.35	$20.26	$22.41	$20.13

Total Return†	3.30%	3.80%		14.13%	(12.51)%	4.01%	25.13%	8.96%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$70,611	$99,220		$121,257	$309,441	$474,040	$627,861	$849,731
Ratio of Expenses to Average Net Assets	1.10%*	1.10%*		1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.18%*	1.15%*		1.33%	1.35%	1.36%	1.40%	1.41%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.34%*	0.35%*		0.24%	(0.11)%	0.05%	(0.35)%	(0.38)%
Portfolio Turnover Rate	22%* *	26%*	*	54%	59%	69%	67%	71%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
Small Cap Fund	November 1, 2017 to April 30, 2018 (Unaudited)	May 1, 2017 to October 31, 2017(1)		Year ended April 30,
				2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year/Period	$19.83	$19.10		$16.69	$20.66	$22.74	$20.34	$18.90
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.04	0.04		0.08	0.03	0.07	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss)	0.61	0.69		2.33	(2.53)	0.68	5.09	1.75

Total from Operations	0.65	0.73		2.41	(2.50)	0.75	5.06	1.72

Dividends and Distributions:
Net Investment Income	(0.11)	—		—	(0.18)	—	—	—
Net Realized Gain	(0.80)	—		—	(1.29)	(2.83)	(2.66)	(0.28)

Total Dividends and Distributions	(0.91)	—		—	(1.47)	(2.83)	(2.66)	(0.28)

Redemption Fees(3)	0.00	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$19.57	$19.83		$19.10	$16.69	$20.66	$22.74	$20.34

Total Return†	3.30%	3.82%		14.44%	(12.30)%	4.27%	25.48%	9.27%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$105,807	$198,706		$366,398	$477,509	$721,824	$725,099	$519,452
Ratio of Expenses to Average Net Assets	1.05%*	1.05%*		1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.12%*	1.10%*		1.09%	1.10%	1.11%	1.15%	1.16%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%*	0.41%*		0.46%	0.14%	0.31%	(0.12)%	(0.15)%
Portfolio Turnover Rate	22%* *	26%*	*	54%	59%	69%	67%	71%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
International Equity Fund	November 1, 2017 to April 30, 2018 (Unaudited)	May 1, 2017 to October 31, 2017(1)		Year ended April 30,
				2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year/Period	$28.31	$25.23		$24.26	$25.86	$24.88	$21.77	$19.54
Income (Loss) from Operations:
Net Investment Income(2)	0.15	0.28		0.47	0.50	0.33	0.56	0.25
Net Realized and Unrealized Gain (Loss)	0.94	2.80		0.90	(1.91)	0.99	2.61	2.29

Total from Operations	1.09	3.08		1.37	(1.41)	1.32	3.17	2.54

Dividends and Distributions:
Net Investment Income	(0.36)	—		(0.40)	(0.12)	(0.35)	(0.06)	(0.31)
Net Realized Gain	(0.23)	—		—	(0.07)	—	—	—

Total Dividends and Distributions	(0.59)	—		(0.40)	(0.19)	(0.35)	(0.06)	(0.31)

Redemption Fees	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)

Net Asset Value, End of Year/Period	$28.81	$28.31		$25.23	$24.26	$25.86	$24.88	$21.77

Total Return††	3.90%	12.21%		5.75%	(5.45)%	5.52%	14.56%	13.12%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,683,466	$1,665,962		$1,410,600	$1,397,228	$162,146	$133,850	$30,615
Ratio of Expenses to Average Net Assets	1.08%*	1.08%*		1.06%	1.08%	1.09%	1.20%	1.23%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.12%*	1.12%*		1.11%	1.12%	1.18%	1.45%	1.70%
Ratio of Net Investment Income to Average Net Assets	1.05%*	2.08%*		1.94%	2.08%	1.34%	2.30%	1.29%
Portfolio Turnover Rate	15%* *	26%*	*	57%	39%	49%	58%	75%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
International Equity Fund	November 1, 2017 to April 30, 2018 (Unaudited)	May 1, 2017 to October 31, 2017(1)		Year ended April 30,				November 30, 2012@ to April 30, 2013
				2017	2016	2015	2014
Net Asset Value, Beginning of Year/Period	$28.40	$25.29		$24.31	$25.89	$24.93	$21.79	$19.85
Income (Loss) from Operations:
Net Investment Income(2)	0.18	0.31		0.43	0.44	0.33	0.68	0.18
Net Realized and Unrealized Gain (Loss)	0.93	2.80		0.96	(1.82)	1.03	2.56	2.07

Total from Operations	1.11	3.11		1.39	(1.38)	1.36	3.24	2.25

Dividends and Distributions:
Net Investment Income	(0.40)	—		(0.42)	(0.14)	(0.40)	(0.10)	(0.31)
Net Realized Gain	(0.23)	—		—	(0.07)	—	—	—

Total Dividends and Distributions	(0.63)	—		(0.42)	(0.21)	(0.40)	(0.10)	(0.31)

Redemption Fees	0.00 (3)	0.00	(3)	0.01	0.01	0.00 (3)	0.00 (3)	0.00 (3)

Net Asset Value, End of Year/Period	$28.88	$28.40		$25.29	$24.31	$25.89	$24.93	$21.79

Total Return†	3.94%	12.30%		5.87%	(5.30)%	5.65%	14.84%	11.48%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,385,665	$1,913,807		$1,726,372	$1,079,244	$276,796	$158,408	$8,243
Ratio of Expenses to Average Net Assets	0.95%*	0.95%*		0.95%	0.95%	0.95%	0.95%	0.95%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.99%*	0.99%*		1.00%	1.02%	1.04%	1.17%	1.59%*
Ratio of Net Investment Income to Average Net Assets	1.30%*	2.24%*		1.79%	1.80%	1.35%	2.77%	2.04%*
Portfolio Turnover Rate	15%* *	26%*	*	57%	39%	49%	58%	75%**

@	Commencement of Operations.
*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
International Small Cap Fund	November 1, 2017 to April 30, 2018 (Unaudited)	May 1, 2017 to October 31, 2017(1)		Year ended April 30,		November 18, 2014@ to April 30, 2015
				2017	2016
Net Asset Value, Beginning of Year/Period	$12.68	$11.36		$10.17	$10.61	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.02	0.09		0.13	0.03	—
Net Realized and Unrealized Gain (Loss)	0.72	1.23		1.25	(0.44)	0.61

Total from Operations	0.74	1.32		1.38	(0.41)	0.61

Dividends and Distributions:
Net Investment Income	(0.10)	—		(0.12)	(0.01)	—
Net Realized Gain	(0.76)	—		(0.07)	(0.02)	—

Total Dividends and Distributions	(0.86)	—		(0.19)	(0.03)	—

Net Asset Value, End of Year/Period	$12.56	$12.68		$11.36	$10.17	$10.61

Total Return†	5.95%	11.62%		13.83%	(3.91)%	6.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,476	$2,064		$1,552	$1,366	$1,270
Ratio of Expenses to Average Net Assets	1.15%*	1.15%*		1.15%	1.40%	1.40%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	4.99%*	7.93%*		8.20%	9.44%	15.61%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25%*	1.43%*		1.30%	0.26%	(0.06)%*
Portfolio Turnover Rate	32%* *	26%*	*	49%	54%	16%*	*

@	Commencement of Operations.
*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
Global Equity Fund	November 1, 2017 to April 30, 2018 (Unaudited)	May 1, 2017 to October 31, 2017(1)		Year ended April 30,
				2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year/Period	$13.27	$12.14		$11.20	$12.93	$13.43	$12.49	$11.07
Income (Loss) from Operations:
Net Investment Income(2)	0.08	0.08		0.13	0.14	0.07	0.21	0.09
Net Realized and Unrealized Gain (Loss)	0.32	1.05		0.92	(0.84)	0.83	1.98	1.63

Total from Operations	0.40	1.13		1.05	(0.70)	0.90	2.19	1.72

Dividends and Distributions:
Net Investment Income	(0.17)	—		(0.08)	(0.07)	(0.19)	(0.05)	(0.10)
Net Realized Gain	(0.33)	—		(0.03)	(0.96)	(1.21)	(1.20)	(0.20)

Total Dividends and Distributions	(0.50)	—		(0.11)	(1.03)	(1.40)	(1.25)	(0.30)

Redemption Fees	—	—		0.00 (3)	0.00 (3)	—	—	0.00 (3)

Net Asset Value, End of Year/Period	$13.17	$13.27		$12.14	$11.20	$12.93	$13.43	$12.49

Total Return†	3.04%	9.31%		9.35%	(5.51)%	7.85%	17.96%	16.00%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$13,689	$14,215		$13,652	$8,964	$2,073	$1,983	$1,413
Ratio of Expenses to Average Net Assets	0.95%*	0.95%*		1.10%	1.20%	1.23%	1.30%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.54%*	1.78%*		1.84%	3.71%	5.30%	5.77%	9.89%
Ratio of Net Investment Income to Average Net Assets	1.16%*	1.27%*		1.10%	1.20%	0.54%	1.59%	0.77%
Portfolio Turnover Rate	25%* *	21%*	*	60%	59%	63%	67%	70%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA
FOCUS FUND

FINANCIAL HIGHLIGHTS
			Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
Global Ultra Focus Fund	November 1, 2017 to April 30, 2018 (Unaudited)		May 1, 2017 to October 31, 2017(1)		Year ended April 30,
					2017	2016	2015	2014		2013
Net Asset Value, Beginning of Year/Period	$19.67		$18.76		$17.12	$19.15	$17.79	$12.36		$10.94
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	0.06		0.07		0.02	0.04	(0.02)	0.01		0.01
Net Realized and Unrealized Gain (Loss)	0.09		0.84		1.66	(2.07)	1.61	5.42		1.41

Total from Operations	0.15		0.91		1.68	(2.03)	1.59	5.43		1.42

Dividends and Distributions:
Net Investment Income	(0.06)		—		(0.04)	—	(0.25)	—		—
Net Realized Gain	—		—		—	—	—	—		—
Return of Capital	—		—		—	—	0.00 (3)	—		—

Total Dividends and Distributions	(0.06)		—		(0.04)	—	(0.25)	—		—

Redemption Fees	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.02	0.00	(3)	0.00	(3)

Net Asset Value, End of Year/Period	$19.76		$19.67		$18.76	$17.12	$19.15	$17.79		$12.36

Total Return†	0.76%		4.85%		9.83%	(10.60)%	9.27%	43.93%		12.98%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$99,914		$111,860		$112,985	$131,170	$151,049	$196,899		$134,748
Ratio of Expenses to Average Net Assets	1.10%*		1.12%*		1.35%	1.35%	1.35%	1.35%		1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.15%*		1.21%*		1.40%	1.40%	1.38%	1.39%		1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.62%*		0.75%*		0.14%	0.22%	(0.10)%	0.06%		0.12%
Portfolio Turnover Rate	41%*	*	43%*	*	72%	115%	163%	167%		85%

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the period May 1, 2017 to October 31, 2017. Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

NOTES TO FINANCIAL STATEMENTS
1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Ultra Focus Fund which is considered to be non-diversified. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund, Small Cap Fund, International Small Cap Fund, Global Equity Fund and Global Ultra Focus Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective August 15, 2017, the Funds changed its fiscal year end to October 31. The previous fiscal year end was April 30.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund and Cambiar International Small Cap Fund use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund and Cambiar International Small Cap Fund value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund and Cambiar International Small Cap Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with fair value procedures established by the Funds’ Board of Trustees.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2018, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

During the period ended April 30, 2018, the Cambiar Global Ultra Focus Fund closed its purchased equity option positions.

For the period ended April 30, 2018, the average monthly balances of open purchased equity options were as follows:

Average Market Value for Purchased Options	$1,456,500

As of April 30, 2018, the Funds did not have any open option contracts.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end.

Entering into swap contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2018, the Cambiar Global Ultra Focus Fund has entered into swap contracts as shown on the Schedule of Investments.

For the period ended April 30, 2018, the average monthly balances of equity swaps were as follows:

Average Long Notional Amount Outstanding	$3,186,299

Average Short Notional Amount Outstanding	$2,281,796

Ending Notional Long Amount Outstanding	$6,629,927

Ending Notional Short Amount Outstanding	$710,202

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of April 30, 2018, the Cambiar Global Ultra Focus Fund entered into swap agreements with one counterparty.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following table presents the Cambiar Global Ultra Focus Fund’s derivative assets by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral as of April 30, 2018:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Equity Swaps
Goldman Sachs	$110,369	$(110,369)	$-	$-

Total	$110,369	$(110,369)	$-	$-

The following table presents the Cambiar Global Ultra Focus Fund’s derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral as of as of April 30, 2018:

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged†	Net Amount
Equity Swaps
Goldman Sachs	$468,067	$(110,369)	$-	$357,698

Total	$468,067	$(110,369)	$-	$357,698

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended April 30, 2018, the Funds retained fees of $0, $0, $6,065, $22,554, $0, $0 and $5,419, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2018, the Funds paid as follows for these services: $70,987, $7,924, $48,927, $821,855, $498, $3,054 and $22,986 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Focus Fund, respectively.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds and the Institutional Share Class of the Cambiar International Small Cap Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”).

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2018, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity, Cambiar International Small Cap, Cambiar Global Equity, and Cambiar Global Ultra Focus Funds earned credits of $1,331, $16, $324, $1,546, $6, $11 and $214, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4.	Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity, Cambiar International Small Cap, Cambiar Global Equity and the Cambiar Global Ultra Focus Funds at an annual rate of 0.75%, 0.90%, 1.00%, 0.90%, 1.10%, 0.90%, and 1.00% respectively, of each Fund’s average daily net assets. Prior to August 28, 2016, the management fee for the Cambiar SMID Fund was 1.00%.

The Adviser has contractually agreed, through September 1, 2018, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund	0.80%
Cambiar SMID Fund	0.95%*
Cambiar Small Cap Fund	1.05%
Cambiar International Equity Fund	0.95%
Cambiar International Small Cap	1.15%
Cambiar Global Equity Fund	0.95%
Cambiar Global Ultra Focus Fund	1.10%

*	Prior to August 28, 2016, the expense limit for the Cambiar SMID Fund was 1.05%.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the period ending October 31, 2017.

At April 30, 2018, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period	Subject to Repayment until October 31:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Global Ultra Focus Fund
10/31/15-10/31/16	2019	$377,342	$135,098	$462,401	$639,634	$97,907	$80,822	$65,717
10/31/16-10/31/17	2020	240,533	116,875	228,943	1,475,723	97,559	92,280	59,176
10/31/17-04/30/18	2021	207,773	127,999	183,230	1,557,661	107,086	99,306	78,115

		$825,648	$379,972	$874,574	$3,673,018	$302,552	$272,408	$203,008

5.	Investment Transactions:

For the period ended April 30, 2018, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$90,559,713	$135,097,789
Cambiar SMID Fund	17,311,641	10,901,304
Cambiar Small Cap Fund	48,182,540	181,696,099
Cambiar International Equity Fund	910,632,842	543,838,562
Cambiar International Small Cap Fund	830,370	677,870
Cambiar Global Equity Fund	3,454,282	4,141,942
Cambiar Global Ultra Focus Fund	42,864,689	52,036,877

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These differences are primarily attributable to partnerships, REIT adjustments, utilization of earnings and profits on shareholder expenses, foreign exchange gain (loss), PFIC adjustments and investments in swaps. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years ended April 30, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Cambiar Opportunity Fund
2017	$7,064,622	$24,433,560	$31,498,182
2016	10,774,613	65,205,340	75,979,953
Cambiar SMID Fund
2017	166,318	—	166,318
2016	31,764	99,147	130,911
Cambiar Small Cap Fund
2017	—	—	—
2016	8,352,713	71,569,066	79,921,779
Cambiar International Equity Fund
2017	49,913,971	—	49,913,971
2016	5,797,490	2,581,459	8,378,949
Cambiar International Small Cap Fund
2017	15,700	9,204	24,904
2016	3,029	—	3,029
Cambiar Global Equity Fund
2017	120,990	—	120,990
2016	31,271	156,362	187,633
Cambiar Global Ultra Focus Fund
2017	278,587	—	278,587
2016	—	—	—

There were no dividends or distributions declared during the fiscal period May 1, 2017 through October 31, 2017.

As of October 31, 2017, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Global Ultra Focus Fund
Undistributed Ordinary Income	$3,792,519	$90,573	$1,355,422	$48,003,814	$60,398	$386,199	$338,881
Undistributed Long-Term Capital Gain	38,668,386	–	10,909,552	29,709,851	80,010	129,532	–
Capital Loss Carryforwards	–	(974,358)	–	–	–	–	(21,893,904)
Net Unrealized Appreciation	66,782,488	5,349,913	29,147,674	488,148,896	247,785	2,211,251	10,181,980
Other Temporary Differences	(9)	2	–	3	(6)	4	–

Total Distributable Earnings (Accumulated Losses)	$109,243,384	$4,466,130	$41,412,648	$565,862,564	$388,187	$2,726,986	$(11,373,043)

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2017, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Post-Enactment Capital Loss Carryforwards
Cambiar SMID Fund	$974,358	$—	$974,358
Cambiar Global Ultra Focus Fund	19,775,516	2,118,388	21,893,904

During the year ended October 31, 2017, the Cambiar SMID Fund and Cambiar International Equity Fund utilized $366,709 and $44,677,274 of capital loss carryforwards to offset capital gains, respectively.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambiar Opportunity Fund	$265,199,827	$52,488,168	$(13,687,455)	$38,800,713
Cambiar SMID Fund	33,992,559	5,924,079	(821,795)	5,102,284
Cambiar Small Cap Fund	155,364,981	21,967,251	(6,127,195)	15,840,056
Cambiar International Equity Fund	3,411,529,071	637,890,510	(141,826,279)	496,064,231
Cambiar International Small Cap Fund	2,067,959	256,598	(91,114)	165,484
Cambiar Global Equity Fund	11,177,650	2,382,885	(222,405)	2,160,480
Cambiar Global Ultra Focus Fund	92,817,232	11,557,412	(6,217,079)	5,340,333

7.	Concentrated Risks:

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since each Fund purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Funds, may suffer a decline in response.

The Cambiar SMID Cap Fund is subject to the risk that small- and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-capitalization companies that the Fund invests in may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in smaller companies may pose additional risks, including liquidity risk, because these companies tend to have more limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, stocks of smaller companies may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Cambiar Small Cap Fund and Cambiar International Small Cap Fund are subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Funds invest in may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Fund all invest in foreign securities, including through securities denominated in foreign currencies and ADRs, and will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Funds’ portfolios. Foreign securities may also be more difficult to value than securities of U.S. issuers. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

The Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Fund all invest in emerging markets securities which are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

The Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Global Ultra Fund all invest in foreign currencies and securities denominated in foreign currencies which are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Funds’ assets measured in U.S. dollars may be affected by exchange control regulations. The Funds will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

To the extent that it concentrates its investments in a specific geographic region, the Cambiar International Small Cap Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that region. As a result, the Fund’s net asset value may be more volatile than that of a fund holding more geographically diverse investments.

The Cambiar Global Equity Fund is subject to the risk that mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid-capitalization companies that the Fund invests in may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in smaller companies may pose additional risks, including liquidity risk, because these companies tend to have more limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, stocks of smaller companies may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Cambiar Global Ultra Fund’s use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may result in the Fund accepting a lower price to sell the derivative, selling other assets to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

When the Cambiar Global Ultra Fund sells securities “short,” the Fund may be subject to substantially higher risks and greater volatility than other mutual funds. The Fund may seek to increase return and reduce risk by using short sales or financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security sold short does not fall. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018
(Unaudited)

8.	Other:

At April 30, 2018, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Cambiar Opportunity Fund, Investor Class	2	54%
Cambiar Opportunity Fund, Institutional Class	3	61%
Cambiar SMID Fund, Investor Class	1	96%
Cambiar SMID Fund, Institutional Class	3	96%
Cambiar Small Cap Fund, Investor Class	2	39%
Cambiar Small Cap Fund, Institutional Class	2	50%
Cambiar International Equity Fund, Investor Class	2	88%
Cambiar International Equity Fund, Institutional Class	4	58%
Cambiar International Small Cap, Institutional Class	2	99%
Cambiar Global Equity Fund, Investor Class	2	90%
Cambiar Global Ultra Focus Fund, Investor Class	3	52%

9.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2018.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (Unaudited)
	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,009.90	1.00%	$4.98
Hypothetical 5% Return	$1,000.00	$1,019.84	1.00%	$5.01
Cambiar Opportunity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,011.20	0.80%	$3.99
Hypothetical 5% Return	$1,000.00	$1,020.83	0.80%	$4.01
Cambiar SMID Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,040.00	0.95%	$4.81
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
Cambiar SMID Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,040.20	0.95%	$4.81
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
Cambiar Small Cap Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,033.00	1.10%	$5.54
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51
Cambiar Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,033.00	1.05%	$5.29
Hypothetical 5% Return	$1,000.00	$1,019.59	1.05%	$5.26
Cambiar International Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,039.00	1.08%	$5.46
Hypothetical 5% Return	$1,000.00	$1,019.44	1.08%	$5.41
Cambiar International Equity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,039.40	0.95%	$4.80
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
Cambiar International Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,059.50	1.15%	$5.87
Hypothetical 5% Return	$1,000.00	$1,019.09	1.15%	$5.76
Cambiar Global Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,030.40	0.95%	$4.78
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
Cambiar Global Ultra Focus Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,007.60	1.10%	$5.48
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-1700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018